PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5. PREPAID EXPENSES AND OTHER CURRENT ASSETS

	At December 31,
	2019	2020

Receivable from disposal of property, plant and equipment (1)	$—	$35,298,500
Refundable deposits (2)	4,124,928	8,176,247
EPC Warranty reimbursement receivables	183,941	196,322
Others	2,491,414	2,417,974
Total prepaid expenses and other current assets	6,800,283	46,089,043
Allowance for credit losses (3)	(729,629)	(1,262,709)
Total prepaid expenses and other current assets	$6,070,654	$44,826,334
(1)	Receivable from disposal of property, plant and equipment mainly represented disposal of Company’s solar power assets which was being used for electricity generation revenue segment.
(2)	As of December 31, 2020, refundable deposits mainly represented refundable deposits for interconnection, the bidding of project asset construction rights and rooftop leases.
(3)	Allowance for credit losses mainly represented the portion of compensation receivable from Canadian authorities on closure of a certain project in Canada that the Company believes is not recoverable.